FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	$ 318.9	[1],[2]	$ 340.1
Other comprehensive income (loss)	7.2		(55.3)
USD/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	4.8		3.0
Other comprehensive income (loss)	(19.6)		(17.2)
EUR/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	(0.5)		(0.4)
Other comprehensive income (loss)	(3.1)		(4.0)
GBP/CDN | Currency risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net income	0.2		1.2
Other comprehensive income (loss)	$ (0.4)		$ (0.2)

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.
[2]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.